Property and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment

3. Property and Equipment

			Net Book Value
	Cost $	Accumulated Depreciation $	December 31, 2016 $	December 31, 2015 $	December 31, 2014 $

Equipment	47,861	47,861	—	2,262	5,885

During the year ended December 31, 2016, $2,262 (2015 - $3,623; 2014 - $4,029) of depreciation expense had been recorded.